Staff	12 Months Ended
Dec. 31, 2018
Staff
Staff

25.	Staff

In 2018 (2017), the Biofrontera Group had an average of 141 (119) employees worldwide, of whom 122 (106) were full-time employees, 29 (21) of our employees hold an academic degree, 13 (15) of our employees were directly or indirectly involved in production, 4 (2) employees in research and development, 12 (10) employees were involved in clinical and regulatory tasks, another 70 (51) employees were involved in marketing and sales, and 42 (41) of our employees were involved in management, business development, finance, human resources and administration. Of our 141 (119) employees, 75 (69) work in Germany, 56 (44) in the United States, 7 (6) in Spain and 3 in the United Kingdom, compared to 119 employees as of 31 December 2017, 74 employees as of 31 December 2016, 52 employees as of 31 December 2015 and 40 employees as of 31 December 2014. None of our employees are subject to collective wage bargaining. We regard our relationship with our employees as good.